VGOF-P3 6/23

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED JUNE 27, 2023

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A (the “Funds”)

I.	Effective July 7, 2023, the following changes are made to each Fund’s Summary Prospectus and Prospectus:

a)

All references to Michael LaBella in the section entitled “Management—Portfolio managers” in each Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:

Portfolio manager	Title	Portfolio manager of the fund since

Jacqueline Kenney, CFA	Portfolio Manager	July 2023

b)	All references to Michael LaBella in the section entitled “More on fund management—Portfolio managers” in each Fund’s Prospectus are deleted in their entirety- and replaced with the following:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since

Jacqueline Kenney, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Ms. Kenney was formerly a member of the Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Before joining QS Investors in 2010, Ms. Kenney was employed at Deutsche Asset Management. Previously, she was a consultant at Bearing Point and Accenture. Ms. Kenney received her B.A. from Colgate University and her M.B.A. from the Ross School of Business at the University of Michigan.	July 2023

II.	Effective July 7, 2023, the following changes are made to the Funds’ SAI:

a)

All references to Michael LaBella in the section entitled “Investment Management and Other Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in the Funds’ SAI are deleted in their entirety and replaced with the following with respect to each Fund:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)

Jacqueline Kenney, CFA#	Registered Investment Companies	16	6.27	None	None

	Other Pooled Investment Vehicles	10	0.32	None	None

	Other Accounts	None	None	None	None

#	The information is as of April 30, 2023 and does not reflect additional accounts (including the Fund) for which Ms. Kenney will join the portfolio management team on July 7, 2023.

b)

All references to Michael LaBella in the section entitled “Investment Management and Other Service Provider Information—Portfolio Managers—Portfolio Manager Securities Ownership” in the Funds’ SAI are deleted in their entirety and replaced with the following with respect to each Fund:

Portfolio Manager	Dollar Range of Ownership of Securities ($)

Jacqueline Kenney, CFA#	None

#	The information is as of April 30, 2023.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON ETF INVESTMENT TRUST

Franklin International Low Volatility High Dividend Index ETF	July 29, 2022
Franklin U.S. Low Volatility High Dividend Index ETF	July 29, 2022

Please retain this supplement for future reference.

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